UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10427
                                   ------------


                     AXP Partners International Series, Inc.
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               (Exact name of registrant as specified in charter)


                50606 AXP Financial Center, Minneapolis, MN 55474
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                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end: 10/31/04
                         --------

Date of reporting period: 07/31/04
                          --------

Item 1.  Schedule of Investments.

                               PORTFOLIO HOLDINGS
                                       FOR
              AXP(R) PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND
                               AS OF JULY 31, 2004

Investments in Securities

AXP Partners International Aggressive Growth Fund

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.5%)(c)
Issuer                                             Shares           Value(a)

Australia (2.9%)

Banks and savings & loans (0.3%)
Commonwealth Bank
  of Australia                                      28,510         $624,660

Beverages & tobacco (0.4%)
Lion Nathan                                        155,000          758,190

Financial services (0.3%)
Perpetual Trustees Australia                        20,000          645,656

Insurance (0.5%)
QBE Insurance Group                                104,340          913,858

Metals (0.5%)
BHP Billiton                                        96,181          889,647

Textiles & apparel (0.9%)
Billabong Intl                                     190,000        1,082,737
Pacific Brands                                     400,000(b)       814,088
Total                                                             1,896,825

Austria (1.3%)

Banks and savings & loans (0.7%)
Erste Bank der oesterreichischen
  Sparkassen                                        35,048        1,358,845

Building materials & construction (0.6%)
Wienerberger                                        30,685        1,099,308

Belgium (0.4%)

Health care products
Omega Pharma                                        14,000          690,905

Bermuda (0.8%)

Multi-industry
Accenture Cl A                                      20,650(b)       508,610
Tyco Intl                                           35,490        1,100,190
Total                                                             1,608,800

Brazil (0.4%)

Household products
Natura Cosmeticos                                   40,000(b)       685,338

Canada (2.7%)

Building materials & construction (0.3%)
Masonite Intl                                       24,500(b)       564,818

Energy (1.0%)
EnCana                                               8,070          357,520
Fairborne Energy                                     9,500(b)        72,885
Talisman Energy                                     58,500        1,388,247
Total                                                             1,818,652

Energy equipment & services (0.4%)
Esprit Exploration                                 246,700          668,011

Financial services (0.2%)
Power Financial                                     19,400          433,235

Leisure time & entertainment (--%)
Intrawest                                            5,800           94,144

Media (0.3%)
Corus Entertainment                                 32,000          580,549

Metals (0.2%)
Noranda                                             25,000          421,775

Retail -- drugstores (0.3%)
Shoppers Drug Mart                                  24,556(b)       630,754

Chile (0.2%)

Banks and savings & loans
Corpbanca ADR                                       20,000          482,828

China (1.7%)

Electronics (0.2%)
Ngai Lik Industrial Holding                        788,000          305,618

Food (0.5%)
Global Bio-Chem
  Technology                                     1,300,000        1,008,385

Industrial transportation (0.1%)
Sinotrans                                          409,000          138,962

Multi-industry (0.7%)
Hainan Meilan Airport Cl H                         585,000          476,274
Jiangsu Expressway Cl H                            400,000          162,829
Lerado Group Holding                             1,980,000          352,864
Linmark Group                                    1,250,000          448,741
Total                                                             1,440,708

Utilities -- electric (0.2%)
Huaneng Power Intl Cl H                            596,000          477,589

Denmark (0.6%)

Industrial transportation (0.4%)
A P Moller - Maersk                                    100          695,343

Multi-industry (0.2%)
Kobenhavns Lufthavne                                 3,000          422,542

Finland (0.8%)

Financial services (0.2%)
Sponda                                              40,000          336,616

Multi-industry (0.6%)
Amer Group                                          11,600          601,052
Jaakko Poyry Group                                  25,400          656,522
Total                                                             1,257,574

France (8.8%)

Banks and savings & loans (0.6%)
Credit Agricole                                     47,194        1,112,038

See accompanying notes to investments in securities.

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1   --   AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND   --   PORTFOLIO
         HOLDINGS AS OF JULY 31, 2004

Issuer                                             Shares           Value(a)

France (cont.)

Beverages & tobacco (0.6%)
LVMH Moet Hennessy Louis Vuitton                     7,589         $517,302
Pernod-Ricard                                        5,850          699,771
Total                                                             1,217,073

Building materials & construction (0.6%)
Imerys                                              10,000          607,712
Lafarge                                              7,020          600,889
Total                                                             1,208,601

Computer software & services (0.3%)
Fininfo                                             20,400          553,036

Energy (1.2%)
Total                                               12,540        2,431,694

Engineering & construction (0.4%)
Vinci                                                7,020          713,555

Food (0.2%)
Bonduelle                                            4,200          356,981

Health care services (0.7%)
Essilor Intl                                        21,240        1,303,548

Insurance (0.6%)
Axa                                                 56,891        1,167,493

Machinery (0.4%)
Schneider Electric                                  12,970          824,066

Media (0.3%)
M6-Metropole Television                             20,000          502,279

Metals (0.3%)
Vallourec                                            5,000          500,717

Multi-industry (2.4%)
Bacou-Dalloz                                         9,000          522,597
Neopost                                             37,800        2,190,360
Societe Generale                                    11,103          910,336
Vivendi Universal                                   52,870(b)     1,320,148
Total                                                             4,943,441

Textiles & apparel (0.2%)
Camaieu                                              3,500          316,419

Germany (4.9%)

Automotive & related (0.5%)
Beru                                                 4,000          268,331
Continental                                         16,510          777,856
Total                                                             1,046,187

Building materials & construction (0.3%)
Bilfinger Berger                                    19,300          638,068

Chemicals (0.3%)
K&S                                                 17,000          628,859

Computer hardware (0.2%)
Wincor Nixdorf                                       6,500(b)       375,165

Computer software & services (0.7%)
SAP                                                  8,012        1,282,987

Finance companies (0.1%)
Deutsche Beteiligungs                               15,000(b)       190,248

Health care services (1.1%)
Fresenius Medical Care                               6,000          435,750
Rhoen-Klinikum                                      33,700        1,695,520
Total                                                             2,131,270

Multi-industry (0.3%)
GFK                                                 19,200          523,967

Retail -- general (0.7%)
Metro                                               14,040          643,592
Takkt                                               53,000          420,530
Zapf Creation                                       15,300          323,729
Total                                                             1,387,851

Textiles & apparel (0.7%)
Adidas-Salomon                                       2,680          318,291
Puma AG Rudolf Dassler Sport                         4,241          999,262
Total                                                             1,317,553

Greece (0.7%)

Banks and savings & loans (0.3%)
Alpha Bank                                          23,006          544,859

Lodging & gaming (0.4%)
Intralot-Intergrated Lottery                        28,000          428,849
OPAP                                                22,810          437,658
Total                                                               866,507

Guernsey (0.2%)

Utilities -- telephone
Amdocs                                              20,280(b)       440,076

Hong Kong (1.4%)

Electronics (0.4%)
Techtronic Inds                                    560,000          832,863

Financial services (0.3%)
Hong Kong Exchanges
  & Clearing                                       250,000          516,052

Multi-industry (0.2%)
Li & Fung                                          228,000          315,709

Retail -- general (0.5%)
Esprit Holdings                                    261,000        1,161,175

India (0.6%)

Banks and savings & loans
HDFC Bank ADR                                       45,000        1,218,600

Ireland (4.4%)

Banks and savings & loans (2.0%)
Anglo Irish Bank                                   187,637        2,968,598
Depfa Bank                                          64,000          869,431
Total                                                             3,838,029

Food (0.6%)
Kerry Group Cl A                                    60,000        1,239,228

Health care products (0.4%)
United Drug                                        251,177          875,699

Insurance (0.3%)
Irish Life & Permanent                              35,000          528,908

Lodging & gaming (0.4%)
Jurys Doyle Hotel Group                             54,000          702,746

Retail -- general (0.7%)
Grafton Group                                      160,000(b)     1,293,568

Israel (0.5%)

Health care products
Teva Pharmaceutical
  Inds ADR                                          36,008        1,065,837

Italy (1.6%)

Banks and savings & loans (0.1%)
Credito Emiliano                                    32,000          261,599

Beverages & tobacco (0.3%)
Davide Campari - Milano                             13,000          628,270

Health care products (0.2%)
Amplifon                                            12,500          429,787

Restaurants (0.6%)
Autogrill                                           68,200(b)     1,012,577

Utilities -- electric (0.4%)
Terna                                              362,900(b)       776,576

Japan (17.5%)

Automotive & related (1.1%)
Nifco                                               47,000          736,476
Toyota Motor                                        35,100        1,414,483
Total                                                             2,150,959

Banks and savings & loans (2.8%)
Bank of Fukuoka                                     96,000          497,400
Bank of Yokohama                                   185,000        1,006,792
Chiba Bank                                          91,000          487,865
Hiroshima Bank                                     110,800          533,219
Mitsubishi Tokyo Financial Group                        90          807,142
Orix                                                 6,700          725,627
Sumitomo Mitsui Financial Group                        260        1,569,309
Total                                                             5,627,354

Building materials & construction (0.2%)
Daikin Inds                                         16,000          395,071

Electronics (1.8%)
Casio Computer                                      32,000          434,362
Chiyoda Integre                                     21,000          550,643
Omron                                               30,000          643,609
Sharp                                               39,000          564,460
Toyo                                                56,600          651,177
Ushio                                               35,000          585,275
Total                                                             3,429,526

See accompanying notes to investments in securities.

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2   --   AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND   --   PORTFOLIO
         HOLDINGS AS OF JULY 31, 2004

Issuer                                             Shares           Value(a)

Japan (cont.)

Financial services (0.3%)
Aiful                                                6,600         $622,182

Furniture & appliances (0.7%)
Matsushita Electric Industrial                      98,000        1,308,195

Health care products (0.7%)
Chugai Pharmaceutical                               41,600          654,479
Hogy Medical                                        14,700          680,983
Total                                                             1,335,462

Household products (0.2%)
Toto                                                32,000          311,739

Industrial transportation (0.3%)
Yamato Transport                                    31,000          494,405

Leisure time & entertainment (0.5%)
Shimano                                             25,000          607,178
Yamaha Motor                                        29,000          444,769
Total                                                             1,051,947

Machinery (1.4%)
Eneserve                                            19,500          696,366
Funai Electric                                       4,000          561,303
Hoya                                                13,751        1,416,289
Total                                                             2,673,958

Media (1.0%)
Dentsu                                                 360          919,673
Toppan Printing                                     45,000          450,931
Yahoo Japan                                             75(b)       596,384
Total                                                             1,966,988

Miscellaneous (0.3%)
Park24                                              15,000          524,872

Multi-industry (1.5%)
Arrk                                                17,000          645,318
Canon                                               25,237        1,234,948
Mitsui                                             143,000        1,074,076
Total                                                             2,954,342

Paper & packaging (0.2%)
Uni-Charm                                            8,000          420,257

Real estate (0.6%)
Daito Trust Construction                            28,900        1,078,843

Restaurants (0.6%)
Kappa Create                                        22,400(d)     1,142,467

Retail -- drugstores (0.4%)
Sugi Pharmacy                                       21,000          714,042

Retail -- general (1.6%)
Fast Retailing                                      22,600        1,595,843
Marui                                               50,200          607,349
Olympus                                             20,000          387,695
Otsuka Kagu                                         19,800          530,755
Total                                                             3,121,642

Retail -- grocery (0.4%)
Ito-Yokado                                          21,000          817,936

Textiles & apparel (0.9%)
Toray Inds                                         172,000          816,911
Wacoal                                             100,000        1,004,768
Total                                                             1,821,679

Luxembourg (1.0%)

Energy equipment & services (0.5%)
Tenaris ADR                                         26,561          944,509

Media (0.5%)
SES Global                                         113,000          948,224

Mexico (1.2%)

Cellular telecommunications (0.5%)
America Movil ADR Series L                          24,487          874,921

Home building (0.1%)
Urbi Desarrollos Urbanos                            50,000(b)       172,625

Multi-industry (0.4%)
Grupo Aeroportuario
  del Sureste ADR                                   41,000          873,300

Real estate (0.2%)
Consorcio ARA                                      160,000(b)       434,630

Netherlands (4.6%)

Banks and savings & loans (0.4%)
ING Groep                                           31,168          722,425

Building materials & construction (0.1%)
AM NV                                               27,444          243,160

Engineering & construction (0.6%)
Fugro                                               17,882        1,187,751

Food (0.7%)
Koninklijke Numico                                  16,510(b)       514,270
Sligro Food Group                                   24,857          881,552
Total                                                             1,395,822

Health care products (0.5%)
OPG Groep                                           18,580          963,837

Household products (0.6%)
Hunter Douglas                                      23,254        1,090,283

Industrial transportation (0.4%)
Koninklijke Vopak                                   43,584          751,893

Multi-industry (1.0%)
Aalberts Inds                                       30,526          957,827
Imtech                                              20,000          540,990
United Services Group                               37,000          551,570
Total                                                             2,050,387

Textiles & apparel (0.3%)
Koninklijke Ten Cate                                11,800          624,183

New Zealand (0.4%)

Lodging & gaming
Sky City Entertainment Group                       230,000          708,789

Norway (1.4%)

Banks and savings & loans (0.5%)
DNB NOR                                            130,500          893,237

Energy (0.4%)
Norsk Hydro                                         12,770          806,695

Food (0.2%)
Orkla                                               14,000          336,390

Furniture & appliances (0.1%)
Ekornes                                             10,000          190,369

Telecom equipment & services (0.2%)
Telenor                                             71,180          484,162

Russia (0.8%)

Telecom equipment & services (0.2%)
VimpelCom ADR                                        5,045(b)       441,185

Utilities -- telephone (0.6%)
Mobile Telesystems ADR                               9,173        1,073,700

Singapore (1.1%)

Automotive & related (0.5%)
ComfortDelGro                                    1,228,729          893,959

Electronics (0.3%)
Venture                                             65,000          612,886

Media (0.3%)
SembCorp Logistics                                 500,000          643,152

South Africa (0.5%)

Retail -- general (0.3%)
Edgars Consolidated Stores                          20,000          509,672

Telecom equipment & services (0.2%)
MTN Group                                          107,050          460,375

South Korea (1.5%)

Automotive & related (0.6%)
Hyundai Mobis                                       17,500          736,527
Hyundai Motor                                       13,720          509,365
Total                                                             1,245,892

Electronics (0.4%)
Samsung Electronics                                  1,964          700,589

Health care products (0.2%)
Yuhan                                                8,452          472,126

Insurance (0.2%)
Samsung Fire & Marine                                5,800          324,482

Machinery (0.1%)
Samyoung                                            25,400(b)       200,984

Spain (4.4%)

Banks and savings & loans (0.1%)
Bankinter                                            7,000          253,724

Building materials & construction (0.4%)
Grupo Ferrovial                                     17,420          758,741

See accompanying notes to investments in securities.

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3   --   AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND   --   PORTFOLIO
         HOLDINGS AS OF JULY 31, 2004

Issuer                                             Shares           Value(a)

Spain (cont.)

Energy (0.6%)
Repsol                                              58,260       $1,235,509

Energy equipment & services (0.9%)
Gamesa Corporacion
  Tecnoligica                                      127,700        1,793,125

Engineering & construction (0.8%)
Abengoa                                            119,600        1,035,239
ACS, Actividades de
  Construccion y Servicios                          33,858          564,566
Total                                                             1,599,805

Multi-industry (0.6%)
Abertis Infraestructuras                            31,370          531,377
Prosegur, Compania
  de Seguridad                                      34,500          542,090
Total                                                             1,073,467

Utilities -- electric (0.3%)
Red Electrica de Espana                             36,000          595,089

Utilities -- telephone (0.7%)
Telefonica                                          93,534        1,361,728

Sweden (2.1%)

Automotive & related (0.4%)
Volvo AB Cl B                                       23,263          833,788

Building materials & construction (0.3%)
Nobia                                               55,000          623,648

Financial services (0.4%)
Intrum Justitia                                    147,000(b)       770,196

Machinery (0.4%)
Hexagon Cl B                                        21,800          735,891

Telecom equipment & services (0.6%)
Telefonaktiebolaget
  LM Ericsson Cl B                                 441,020(b)     1,178,338

Switzerland (7.0%)

Banks and savings & loans (0.5%)
UBS Cl B                                            15,161        1,013,179

Broker dealers (0.3%)
Pargesa Holding Cl B                                   194          527,067

Building materials & construction (0.6%)
Geberit                                              1,825        1,225,309

Chemicals (0.9%)
Givaudan                                             1,600          915,606
Sika                                                 1,650 (b)      861,777
Total                                                             1,777,383

Food (0.5%)
Nestle                                               3,650          931,806

Health care products (3.2%)
Alcon                                                5,180          396,788
Bachem Holding Cl B                                  5,800          321,493
Novartis                                            45,160        2,018,432
Roche Holding                                       21,328        2,106,324
Synthes ADR                                         12,520        1,231,572
Total                                                             6,074,609

Machinery (0.3%)
Schindler Holding                                    2,150          609,298

Metals (0.2%)
Xstrata                                             30,000          423,906

Multi-industry (0.2%)
ABB                                                 88,500(b)       477,426

Retail -- general (0.3%)
Compagnie Financiere
  Richemont Cl A                                    25,150          648,925

Taiwan (1.3%)

Banks and savings & loans (0.2%)
Bank of Kaohsiung                                  500,000          338,382

Computer software & services (0.2%)
Springsoft                                         230,200          472,094

Electronics (0.4%)
ASE Test                                            80,000(b)       528,800
Wah Lee Industrial                                 318,000          367,070
Total                                                               895,870

Furniture & appliances (0.1%)
Taiwan Fu Hsing Industrial                         175,000          153,810

Machinery (0.4%)
Phoenixtec Power                                   824,000          748,367

United Kingdom (13.8%)

Aerospace & defense (0.4%)
Cobham                                              30,000          751,121

Automotive & related (0.2%)
BBA Group                                           65,000          310,099

Banks and savings & loans (0.7%)
Intermediate Capital Group                          30,000          543,539
Kensington Group                                    70,000          485,634
Royal Bank of Scotland Group                        15,329          431,528
Total                                                             1,460,701

Beverages & tobacco (0.3%)
Diageo                                              52,150          647,152

Broker dealers (0.5%)
Man Group                                           41,655          992,113

Computer software & services (0.1%)
SurfControl                                         10,000(b)        99,512

Electronics (0.3%)
Spectris                                            73,500          550,067

Energy (0.9%)
BP                                                 177,095        1,663,957

Energy equipment & services (1.1%)
Expro Intl Group                                   194,000        1,029,737
Tullow Oil                                         543,000        1,166,724
Total                                                             2,196,461

Food (0.4%)
Cadbury Schweppes                                   85,870          704,014

Health care products (1.5%)
AstraZeneca                                          8,085          362,308
Smith & Nephew                                     272,778        2,756,692
Total                                                             3,119,000

Health care services (0.5%)
RPS Group                                          390,000          893,015

Household products (0.8%)
Reckitt Benckiser                                   56,941        1,559,405

Industrial services (0.3%)
Northgate                                           40,000          509,852

Industrial transportation (0.3%)
Business Post Group                                 60,000          579,046

Insurance (0.9%)
Jardine Lloyd Thompson Group                       100,000          815,763
Legal & General Group                              516,850          912,899
Total                                                             1,728,662

Lodging & gaming (0.4%)
Rank Group                                         140,000          753,944

Media (0.7%)
Pearson                                             74,600          837,448
United Business Media                               56,360          506,972
Total                                                             1,344,420

Metals (0.1%)
Xstrata                                             13,000          183,692

Multi-industry (0.9%)
Exel                                               135,000        1,779,748

Restaurants (0.3%)
Enterprise Inns                                     69,470          674,234

Retail -- general (0.8%)
Next                                                37,800        1,030,385
Wolseley                                            29,520          459,588
Total                                                             1,489,973

Retail -- grocery (0.7%)
Tesco                                              302,620        1,402,399

See accompanying notes to investments in securities.

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4   --   AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND   --   PORTFOLIO
         HOLDINGS AS OF JULY 31, 2004

Issuer                                             Shares           Value(a)

United Kingdom (cont.)

Telecom equipment & services (0.3%)
mm02                                               366,937(b)      $597,999

Textiles & apparel (0.4%)
Burberry Group                                     100,000          682,837

United States (1.0%)

Beverages & tobacco (0.1%)
Central European Distribution                       10,350(b)       249,539

Investment companies (0.9%)
iShares MSCI Index Fund                             12,500        1,707,125

Total common stocks
(Cost: $159,854,347)                                           $184,172,923

Preferred stocks & other (0.4%)(c)
Issuer                                             Shares           Value(a)

Germany (0.4%)
Hugo Boss                                           29,500         $688,374

Hong Kong (--%)
Global Bio-chem Technology Group
   Warrants                                        125,000 (b)       10,738

Spain (--%)
Abertis Infraestructuras
  Rights                                            31,370(b)        26,776

Total preferred stocks & other
(Cost: $538,093)                                                   $725,888

Total investments in securities
(Cost: $160,392,440)(e)                                        $184,898,811

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Security is partially or fully on loan.

(e) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $160,392,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $28,907,000
     Unrealized depreciation                                     (4,400,000)
                                                                 ----------
     Net unrealized appreciation                                $24,507,000
                                                                -----------



                                                              S-6243-80 A (9/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                     AXP(R) PARTNERS INTERNATIONAL CORE FUND
                               AS OF JULY 31, 2004

Investments in Securities

AXP Partners International Core Fund

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.1%)(c)
Issuer                                             Shares           Value(a)

Australia (1.2%)

Banks and savings & loans (0.4%)
Australia & New Zealand
  Banking Group                                      1,655          $20,976
Natl Australia Bank                                 26,194          490,274
Total                                                               511,250

Energy (0.1%)
Santos                                              29,300          149,080

Media (0.1%)
John Fairfax Holdings                               17,000           44,978
News ADR                                             2,674           90,649
Total                                                               135,627

Paper & packaging (0.4%)
Amcor                                              101,121          486,832

Retail -- general (0.2%)
Woolworths                                          25,789          211,936

Belgium (1.2%)

Banks and savings & loans (0.3%)
Dexia                                               20,000          334,693

Beverages & tobacco (0.3%)
Interbrew                                           10,491          317,199

Insurance (0.6%)
Fortis                                              40,100          873,051

Bermuda (0.5%)

Insurance
ACE                                                  3,800          154,242
XL Capital Cl A                                      6,700          473,556
Total                                                               627,798

Brazil (0.8%)

Banks and savings & loans (0.1%)
Banco Itau Holding
  Financeria ADR                                     2,400          110,976

Energy (0.4%)
Petroleo Brasileiro ADR                             19,300          545,804

Utilities -- telephone (0.3%)
Telecomunicacoes
  Brasileiras ADR                                   11,200          323,232

Canada (0.7%)

Energy (0.2%)
Imperial Oil                                         4,600          227,665

Industrial transportation (0.4%)
Canadian Natl Railway                               10,613          475,929

Telecom equipment & services (0.1%)
Nortel Networks                                     45,800(b)       165,700

China (0.3%)

Telecom equipment & services
China Telecom Cl H                                 932,000          310,683

Denmark (0.9%)

Banks and savings & loans (0.7%)
Danske Bank                                         39,587          910,616

Utilities -- telephone (0.2%)
TDC                                                  6,750          219,397

Finland (1.2%)

Financial services (0.4%)
Sampo Cl A                                          51,900          488,547

Paper & packaging (0.4%)
UPM - Kymmene                                       25,700          498,670

Telecom equipment & services (0.4%)
Nokia                                               21,471          245,993
Nokia ADR                                           23,250          270,165
Total                                                               516,158

France (8.8%)

Aerospace & defense (0.3%)
SNECMA                                              16,900(b)       337,062

Automotive & related (0.6%)
PSA Peugeot Citroen                                  2,727          157,199
Renault                                              6,818          537,288
Valeo                                                1,500           60,843
Total                                                               755,330

Banks and savings & loans (1.0%)
BNP Paribas                                         20,017        1,164,238
Credit Agricole                                      1,168           27,522
Total                                                             1,191,760

Beverages & tobacco (0.2%)
LVMH Moet Hennessy
  Louis Vuitton                                      3,114          212,265

Chemicals (0.1%)
L'Air Liquide                                          402           65,002

Electronics (0.6%)
Thomson                                             41,600          774,179

Energy (2.8%)
Total                                               17,666        3,425,701

Food (--%)
Groupe Danone                                          298           24,541

Insurance (--%)
Assurances Generales
  de France (AFG)                                      710           41,825

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Issuer                                             Shares           Value(a)

France (cont.)

Lodging & gaming (0.2%)
Accor                                                6,078         $257,790

Machinery (0.3%)
Schneider Electric                                   5,964          378,930

Media (0.4%)
Societe Television
  Farancaise 1                                      16,758          477,270

Multi-industry (0.9%)
Sanofi-Synthelabo                                    8,000          529,930
Societe Generale                                     3,338          273,683
Veolia Environnement                                12,598          335,620
Total                                                             1,139,233

Retail -- general (0.2%)
Pinault-Printemps-Redoute                            2,366          230,539

Retail -- grocery (0.5%)
Carrefour                                           13,500          643,183

Utilities -- telephone (0.7%)
France Telecom                                      36,870          912,211

Germany (5.3%)

Airlines (0.4%)
Deutsche Lufthansa                                  37,160(b)       438,250

Automotive & related (0.6%)
Volkswagen                                          18,400          746,124

Banks and savings & loans (0.6%)
Deutsche Bank                                        6,600          458,219
Deutsche Postbank                                    8,100          279,378
Total                                                               737,597

Chemicals (0.6%)
BASF                                                14,293          760,866

Electronics (0.8%)
Infineon Technologies                                1,900(b)        20,763
Siemens                                             14,693        1,029,984
Total                                                             1,050,747

Engineering & construction (0.1%)
Linde                                                2,200          119,282

Financial services (--%)
Deutsche Boerse                                        367           17,860

Health care products (0.2%)
Schering                                             3,800          213,251

Industrial transportation (0.5%)
Deutsche Post                                       28,900          579,176

Insurance (0.3%)
Allianz                                              3,700          357,186

Machinery (0.2%)
Heidelberger Druckmaschinen                          6,855(b)       212,455

Miscellaneous (0.1%)
Medion                                               7,600          164,004

Retail -- general (0.4%)
KarstadtQuelle                                      25,700          525,550

Utilities -- electric (0.5%)
E.On                                                 8,780          624,136

Utilities -- telephone (--%)
Deutsche Telekom                                     2,300(b)        38,490

Greece (0.3%)

Utilities -- telephone
Hellenic Telecommunications
  Organization                                      33,500          407,570

Hong Kong (0.7%)

Banks and savings & loans (0.1%)
Bank of East Asia                                   47,478          134,527
Dah Sing Banking Group                               2,840(b)         5,116
Dah Sing Financial Group                             7,100           43,695
Total                                                               183,338

Industrial transportation (0.1%)
MTR                                                106,222          159,341

Multi-industry (0.1%)
Swire Pacific Cl A                                  24,500          163,342

Utilities -- telephone (0.4%)
China Mobile                                       136,000          394,943

Ireland (1.8%)

Banks and savings & loans (1.3%)
Allied Irish Banks                                  22,334          343,411
Bank of Ireland                                     94,900        1,239,375
Total                                                             1,582,786

Building materials & construction (0.5%)
CRH                                                 28,502          637,331

Italy (2.9%)

Aerospace & defense (0.4%)
Finmeccanica                                       768,800          540,687

Banks and savings & loans (1.3%)
Banche Popolari Unite Scri                           9,950          162,203
San Paolo-IMI                                       20,250          231,273
UniCredito Italiano                                249,344        1,193,051
Total                                                             1,586,527

Energy (0.6%)
Eni                                                 36,569          751,772

Media (0.4%)
Mediaset                                            43,118          459,271

Textiles & apparel (0.2%)
Benetton Group                                      25,318          272,718

Utilities -- telephone (--%)
Telecom Italia                                       8,678           25,717

Japan (23.6%)

Automotive & related (3.2%)
Fuji Heavy Inds                                     69,200          379,707
Honda Motor                                         36,600        1,784,402
Toyota Motor                                        45,300        1,825,528
Total                                                             3,989,637

Banks and savings & loans (2.6%)
77 Bank                                             71,000          448,340
Acom                                                 5,140          331,509
Credit Saison                                       37,700        1,142,834
Mitsubishi Tokyo Financial Group                        51          457,381
Mizuho Financial Group                                  29          110,084
Orix                                                 3,200          346,568
Takefuji                                             1,940          139,606
UFJ Holdings                                            72          289,503
Total                                                             3,265,825

Beverages & tobacco (0.3%)
Japan Tobacco                                           43          329,163

Building materials & construction (0.8%)
Rinnai                                              16,500          488,307
Sekisui House                                       46,600          469,898
Total                                                               958,205

Cellular telecommunications (0.8%)
NTT DoCoMo                                             559          975,497

Chemicals (1.2%)
Shin-Etsu Chemical                                  23,100          785,445
Sumitomo Bakelite                                   52,200          315,069
Sumitomo Chemical                                  100,400          413,630
Total                                                             1,514,144

Electronics (1.9%)
Alps Electric                                       29,400          396,425
Keyence                                                200           42,386
Minebea                                            118,000          505,244
Murata Manufacturing                                 8,600          427,795
Rohm                                                 7,800          836,341
TDK                                                  2,500          173,158
Total                                                             2,381,349

Financial services (1.3%)
Aiful                                                4,550          428,929
Nomura Holdings                                     56,000          769,704
SFCG                                                 1,890          384,732
Total                                                             1,583,365

Health care products (1.1%)
Takeda Pharmaceutical                               15,300          717,037
Yamanouchi Pharmaceutical                           19,500          670,055
Total                                                             1,387,092

Household products (1.2%)
Eisai                                                9,100          267,671
Kao                                                 34,000          844,113
Shiseido                                            31,000          386,210
Total                                                             1,497,994

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Issuer                                             Shares           Value(a)

Japan (cont.)

Industrial transportation (1.0%)
East Japan Railway                                     105         $573,311
Nippon Express                                     131,000          694,063
Total                                                             1,267,374

Investment companies (0.5%)
Nomura - TOPIX                                      54,800          563,429

Leisure time & entertainment (0.4%)
Yamaha Motor                                        36,000          552,127

Machinery (1.0%)
Fuji Machine Mfg                                     6,100           60,523
Funai Electric                                       2,100          294,684
Mabuchi Motor                                        9,300          658,370
SMC                                                  1,700          166,682
Total                                                             1,180,259

Media (0.9%)
Dai Nippon Printing                                 17,000          241,153
Dentsu                                                  90          229,918
Nippon Telegraph & Telephone                           129          644,014
Total                                                             1,115,085

Metals (0.3%)
JFE Holdings                                        13,200          316,434

Multi-industry (2.6%)
Canon                                               39,800        1,947,577
Fuji Photo Film                                     21,000          630,926
Mitsui                                              23,000          172,753
Ricoh                                                8,000          156,157
Sohgo Security Services                             21,600          257,832
Total                                                             3,165,245

Paper & packaging (0.1%)
Uni-Charm                                            1,800           94,558

Restaurants (0.4%)
Skylark                                             23,900          445,021

Retail -- drugstores (0.3%)
Matsumotokiyoshi                                    14,200          364,676

Retail -- general (1.0%)
Lawson                                              20,900          812,161
Olympus                                             25,100          486,557
Total                                                             1,298,718

Retail -- grocery (0.1%)
Aeon                                                 3,000          103,085

Textiles & apparel (0.2%)
Kuraray                                             37,000          280,571

Utilities -- electric (--%)
Kansai Electric Power                                1,400           25,564
Tokyo Electric Power                                   944           21,441
Total                                                                47,005

Utilities -- natural gas (0.4%)
Tokyo Gas                                          139,000          497,635

Luxembourg (0.3%)

Metals
Arcelor                                             19,160          321,519

Mexico (0.9%)

Beverages & tobacco (0.3%)
Coca-Cola Femsa ADR                                 17,900          366,950

Utilities -- telephone (0.6%)
Telefonos de Mexico
  ADR Cl L                                          22,383          691,187

Netherlands (3.7%)

Banks and savings & loans (0.3%)
ABN AMRO Holding                                    18,958          396,569

Beverages & tobacco (0.2%)
Heineken                                             7,625          238,611

Chemicals (0.6%)
Akzo Nobel                                          15,550          512,595
DSM                                                  5,100          255,672
Total                                                               768,267

Energy (0.4%)
Royal Dutch Petroleum                               10,600          531,014

Industrial services (0.6%)
Koninklijke (Royal)
  Philips Electronics                               28,884          699,481

Industrial transportation (0.4%)
TPG                                                 22,061          482,961

Insurance (0.5%)
Aegon                                               56,240          638,931

Media (0.7%)
VNU                                                 12,761          336,741
Wolters Kluwer                                      29,281          492,119
Total                                                               828,860

New Zealand (0.1%)

Paper & packaging
Carter Holt Harvey                                  82,500          115,849

Norway (0.3%)

Energy
Norsk Hydro                                          4,600          290,587
Statoil                                              3,116           38,991
Total                                                               329,578

Singapore (2.1%)

Airlines (0.3%)
Singapore Airlines                                  60,000          387,638

Banks and savings & loans (1.3%)
DBS Group Holdings                                 141,600        1,277,458
Oversea-Chinese Banking                             56,000          417,205
Total                                                             1,694,663

Engineering & construction (0.2%)
Singapore Technologies
  Engineering                                      153,500          188,514

Media (0.2%)
Singapore Press Holdings                            83,750          209,607

Telecom equipment & services (0.1%)
MobileOne                                          103,000           92,922

South Africa (0.6%)

Banks and savings & loans (0.3%)
Nedcor                                              37,605          359,216

Metals (0.3%)
Anglo American                                      17,700          376,446

South Korea (2.7%)

Banks and savings & loans (0.1%)
Kookmin Bank ADR                                     5,000(b)       137,900

Electronics (1.3%)
Samsung Electronics                                  9,082(d)     1,625,678

Metals (0.4%)
POSCO ADR                                           11,995          435,179

Telecom equipment & services (0.2%)
SK Telecom ADR                                      15,287          269,968

Utilities -- electric (0.4%)
Korea Electric Power ADR                            58,571          542,953

Utilities -- telephone (0.3%)
KT ADR                                              21,100          375,369

Spain (2.2%)

Banks and savings & loans (0.2%)
Banco Bilbao Vizcaya Argentaria                      3,599           47,854
Banco de Sabadell                                    8,400          162,181
Total                                                               210,035

Beverages & tobacco (0.4%)
Altadis                                             15,925          497,005

Energy (0.5%)
Repsol                                              19,400          411,412
Repsol ADR                                           8,700          185,310
Total                                                               596,722

Utilities -- electric (1.1%)
Endesa                                              40,800          741,634
Iberdrola                                           33,920          693,237
Total                                                             1,434,871

Utilities -- telephone (--%)
Telefonica                                           3,285           47,825

Sweden (2.1%)

Building materials & construction (0.5%)
SKF Cl B                                            15,561          591,199

Financial services (0.2%)
Investor Cl B                                       20,044          197,890

Furniture & appliances (0.4%)
Electrolux Cl B                                     30,100          525,689

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Issuer                                             Shares           Value(a)

Sweden (cont.)

Multi-industry (0.3%)
Securitas Cl B                                      27,531         $310,381

Retail -- general (0.3%)
Hennes & Mauritz Cl B                               16,612          427,609

Telecom equipment & services (0.4%)
Telefonaktiebolaget
  LM Ericsson Cl B                                 192,760(b)       515,025

Switzerland (10.4%)

Banks and savings & loans (2.7%)
Credit Suisse Group                                 23,993(b)       768,922
Julius Baer Holding Cl B                               960          258,193
UBS Cl B                                            34,074        2,277,098
Total                                                             3,304,213

Chemicals (1.1%)
Ciba Specialty Chemicals                             5,921(b)       407,938
Clariant                                            28,600          385,159
Lonza Group                                         12,150          536,406
Total                                                             1,329,503

Food (1.7%)
Nestle                                               8,373        2,137,536

Health care products (3.0%)
Novartis                                            49,935        2,231,852
Roche Holding                                       12,422        1,226,780
Synthes ADR                                          1,919          188,769
Total                                                             3,647,401

Insurance (1.3%)
Swiss Reinsurance                                   20,234        1,180,804
Zurich Financial Services                            3,008(b)       425,051
Total                                                             1,605,855

Multi-industry (0.1%)
Adecco                                               3,705          171,814

Retail -- general (0.5%)
Swatch Group                                         5,346          138,564
Swatch Group Cl B                                    3,910          497,565
Total                                                               636,129

Taiwan (0.6%)

Computer hardware (--%)
Compal Electronics                                  17,000           16,884

Electronics (0.6%)
Acer                                                84,040          107,349
Taiwan Semiconductor Mfg                           213,469          268,298
United Microelectronics ADR                        106,026          392,297
Total                                                               767,944

United Kingdom (18.8%)

Aerospace & defense (0.4%)
BAE Systems                                        123,200          479,516

Airlines (0.4%)
BAA                                                 41,200          419,742
easyJet                                             39,700(b)       106,989
Total                                                               526,731

Automotive & related (0.5%)
GKN                                                162,300          679,724

Banks and savings & loans (3.0%)
Barclays                                           173,436        1,452,724
Lloyds TSB Group                                    54,800          411,365
Royal Bank of Scotland Group                        64,453        1,814,423
Total                                                             3,678,512

Beverages & tobacco (1.7%)
Allied Domecq                                       25,900          209,868
Diageo                                             154,048        1,911,648
Total                                                             2,121,516

Building materials & construction (0.2%)
Aggregate Inds                                     127,004          197,150
RMC Group                                            4,800           52,311
Total                                                               249,461

Cellular telecommunications (1.8%)
Vodafone Group                                   1,005,515        2,183,399

Energy (1.8%)
BP                                                 119,716        1,124,833
Shell Transport & Trading                          144,100        1,045,631
Total                                                             2,170,464

Financial services (0.3%)
3i Group                                            35,052          364,448

Food (0.5%)
Cadbury Schweppes                                   76,500          627,193

Health care products (2.4%)
AstraZeneca                                         33,711        1,510,669
GlaxoSmithKline                                     73,709        1,499,201
Total                                                             3,009,870

Household products (0.4%)
Reckitt Benckiser                                   12,774          349,833
Unilever                                            19,900          175,925
Total                                                               525,758

Industrial services (0.4%)
BOC Group                                           26,400          453,317

Media (0.5%)
WPP Group                                           68,167          631,177

Metals (1.6%)
BHP Billiton                                        65,554          598,030
Rio Tinto                                           55,107        1,437,934
Total                                                             2,035,964

Multi-industry (0.4%)
Bunzl                                               68,253          546,840

Paper & packaging (0.2%)
Rexam                                               35,218          273,508

Retail -- general (0.2%)
Marks & Spencer Group                               39,900          252,109

Retail -- grocery (0.7%)
Sainsbury (J)                                      122,178          600,124
Tesco                                               46,720          216,509
Total                                                               816,633

Utilities -- electric (0.5%)
Scottish & Southern Energy                          43,221          565,467
Scottish Power                                       2,334           16,745
Total                                                               582,212

Utilities -- natural gas (0.4%)
Centrica                                           105,700          455,189

Utilities -- telephone (0.5%)
BT Group                                           181,800          624,837

United States (1.1%)

Energy equipment & services (0.1%)
Noble                                                4,400(b)       170,368

Investment companies (1.0%)
iShares MSCI Index Fund                              9,074        1,239,236

Total common stocks
(Cost: $109,420,626)                                           $119,006,816

Preferred stock (0.1%)(c)
Issuer                                             Shares           Value(a)

Germany
Porsche                                                271         $175,164

Total preferred stock
(Cost: $174,489)                                                   $175,164

Total investments in securities
(Cost: $109,595,115)(e)                                        $119,181,980

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2004, the value of these securities amounted to $1,625,678 or 1.3% of net assets.

(e) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $109,595,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $12,006,000
     Unrealized depreciation                                     (2,419,000)
                                                                 ----------
     Net unrealized appreciation                                $ 9,587,000
                                                                -----------



                                                              S-6259-80 A (9/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                 AXP(R) PARTNERS INTERNATIONAL SELECT VALUE FUND
                               AS OF JULY 31, 2004

Investments in Securities

AXP Partners International Select Value Fund

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.1%)(c)
Issuer                                             Shares          Value(a)

Australia (2.3%)

Airlines (0.2%)
Qantas Airways                                     770,700       $1,887,662

Banks and savings & loans (1.1%)
Australia & New Zealand Banking Group              218,900        2,774,451
Natl Australia Bank                                 83,751        1,567,568
Westpac Banking                                    335,840        3,971,420
Total                                                             8,313,439

Metals (1.0%)
BlueScope Steel                                  1,440,000        7,478,383

Austria (1.2%)

Energy
OMV                                                 42,250        9,244,321

Belgium (2.4%)

Banks and savings & loans (0.8%)
KBC Bankverzekeringsholding                        104,000        5,865,103

Multi-industry (0.2%)
Agfa Gevaert                                        66,000        1,578,970

Retail -- general (1.2%)
Delhaize Group                                     195,300        9,332,893

Telecom equipment & services (0.2%)
Belgacom                                            58,400(b)     1,791,019

Canada (5.1%)

Banks and savings & loans (1.9%)
Bank of Nova Scotia                                541,378       14,903,681

Industrial transportation (1.1%)
Canadian Natl Railway                               98,000        4,394,705
Canadian Pacific Railway                           161,000        4,081,008
Total                                                             8,475,713

Insurance (1.4%)
Manulife Financial                                 276,400       11,060,158

Metals (0.2%)
Alcan                                               35,800        1,415,844

Utilities -- telephone (0.5%)
BCE                                                175,000        3,682,964

Denmark (1.0%)

Banks and savings & loans
Danske Bank                                        324,200        7,457,544

Finland (0.1%)

Telecom equipment & services
Nokia                                               87,500        1,002,485

France (11.2%)

Automotive & related (1.7%)
PSA Peugeot Citroen                                 81,500        4,698,109
Renault                                            105,100        8,282,326
Total                                                            12,980,435

Banks and savings & loans (2.0%)
BNP Paribas                                        146,000        8,491,719
Credit Agricole                                    315,636        7,437,372
Total                                                            15,929,091

Energy (1.6%)
Total                                               64,100       12,429,948

Health care products (0.6%)
Aventis                                             55,800        4,300,007

Insurance (1.7%)
Assurances Generales
  de France (AFG)                                  223,300       13,154,117

Multi-industry (2.6%)
Sanofi-Synthelabo                                  151,000       10,002,428
Societe Generale                                   122,300       10,027,387
Total                                                            20,029,815

Telecom equipment & services (0.2%)
Alcatel                                            150,000(b)     1,940,352

Utilities -- telephone (0.8%)
France Telecom                                     250,680        6,202,145

Germany (9.7%)

Automotive & related (2.4%)
Continental                                        291,500       13,733,800
Volkswagen                                         107,400        4,355,094
Total                                                            18,088,894

Building materials & construction (1.0%)
HeidelbergerCement                                 169,254        7,662,953

Electronics (1.5%)
Siemens                                            168,900       11,839,943

Health care products (0.8%)
Altana                                              46,800        2,531,834
Merck                                               72,600        4,070,728
Total                                                             6,602,562

Health care services (0.3%)
Fresenius Medical Care                              35,000        2,541,873

Insurance (0.8%)
AMB Generali Holding                                44,732        3,223,921
Hannover Rueckversicherung                          95,426        3,028,639
Total                                                             6,252,560

Machinery (1.1%)
MAN                                                225,000        8,339,364

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
1   --   AXP PARTNERS INTERNATIONAL SELECT VALUE FUND   --   PORTFOLIO
         HOLDINGS AS OF JULY 31, 2004

Issuer                                             Shares          Value(a)

Germany (cont.)

Utilities -- electric (1.4%)
E.On                                               154,900      $11,011,239

Utilities -- telephone (0.4%)
Deutsche Telekom                                   204,000(b)     3,413,865

Hong Kong (0.9%)

Utilities -- electric
CLP Holdings                                     1,180,500        6,629,302

Ireland (1.6%)

Banks and savings & loans
Allied Irish Banks                                 251,517        3,867,362
Depfa Bank                                         620,600        8,430,767
Total                                                            12,298,129

Italy (4.7%)

Banks and savings & loans (1.9%)
Banca Intesa                                     1,497,475        5,544,817
Banco Popolare di Verona e Novara                   82,200        1,369,657
UniCredito Italiano                              1,646,700        7,879,061
Total                                                            14,793,535

Energy (2.6%)
Eni                                                988,600       20,323,271

Utilities -- telephone (0.2%)
Telecom Italia                                     627,165        1,858,556

Japan (28.2%)

Automotive & related (6.5%)
Honda Motor                                        334,500       16,308,267
Nissan Motor                                     1,761,000       19,040,406
Toyota Motor                                       403,400       16,256,472
Total                                                            51,605,145

Banks and savings & loans (3.6%)
Acom                                                38,000        2,450,841
Sumitomo                                           354,000        2,477,395
Sumitomo Mitsui Financial Group                      2,170       13,097,688
UFJ Holdings                                         2,488       10,003,922
Total                                                            28,029,846

Beverages & tobacco (0.6%)
Japan Tobacco                                          600        4,592,966

Chemicals (0.4%)
Mitsui Chemicals                                   719,000        3,201,448

Electronics (0.9%)
Hitachi                                            986,000        6,031,123
Mitsubishi Electric                                162,000          740,272
Total                                                             6,771,395

Energy (0.7%)
Sumitomo Metal Inds                              4,790,000        5,170,460

Financial services (2.1%)
Aiful                                               66,900        6,306,665
Promise                                            158,400       10,287,381
Total                                                            16,594,046

Food (0.8%)
Nippon Meat Packers                                541,000        6,613,466

Health care products (1.0%)
Takeda Pharmaceutical                              125,400        5,876,891
Tanabe Seiyaku                                     210,000        1,745,435
Total                                                             7,622,326

Industrial transportation (0.9%)
East Japan Railway                                     300        1,638,032
Itochu                                           1,437,000        5,558,244
Total                                                             7,196,276

Leisure time & entertainment (0.8%)
Sammy                                               90,000        4,444,544
Sankyo                                              44,900        1,696,321
Total                                                             6,140,865

Media (0.6%)
Nippon Telegraph & Telephone                           872        4,353,333

Metals (2.1%)
JFE Holdings                                       428,200       10,264,937
Kobe Steel                                       4,200,000        5,818,116
Total                                                            16,083,053

Multi-industry (4.3%)
Canon                                              420,000       20,552,307
Mitsubishi                                         324,000        3,124,296
Mitsui                                             473,000        3,552,712
Sony                                               210,600        7,407,088
Total                                                            34,636,403

Paper & packaging (0.4%)
OJI Paper                                          446,000        2,864,478

Retail -- general (0.8%)
C&S                                                110,400        2,656,472
Uny                                                296,000        3,408,114
Total                                                             6,064,586

Utilities -- electric (1.7%)
Kyushu Electric Power                              222,200        4,167,374
Tokyo Electric Power                               405,000        9,198,749
Total                                                            13,366,123

Luxembourg (2.5%)

Metals
Arcelor                                          1,147,680       19,316,380

Netherlands (1.7%)

Banks and savings & loans (0.6%)
ABN AMRO Holding                                   141,648        2,963,034
ING Groep                                           85,100        1,972,484
Total                                                             4,935,518

Chemicals (0.7%)
DSM                                                110,100        5,519,508

Energy (0.4%)
Royal Dutch Petroleum                               55,800        2,795,340

Norway (0.3%)

Chemicals
Yara Intl                                          295,100(b)     2,609,009

Singapore (2.1%)

Electronics (0.6%)
Flextronics Intl                                   403,000(b)     5,065,710

Telecom equipment & services (1.5%)
Singapore
  Telecommunications                             8,627,000       11,498,649

Spain (3.7%)

Beverages & tobacco (0.6%)
Altadis                                            140,400        4,381,761

Energy (1.4%)
Repsol                                             554,900       11,767,663

Engineering & construction (0.4%)
ACS, Actividades de
  Construccion y Servicios                         168,534        2,810,224

Utilities -- electric (0.8%)
Endesa                                             325,600        5,918,520

Utilities -- telephone (0.5%)
Telefonica                                         258,309        3,760,630

Sweden (2.3%)

Financial services (0.9%)
Nordea Bank                                        975,400        6,642,422

Paper & packaging (1.4%)
Svenska Cellulosa                                  296,100       10,960,092

Switzerland (2.7%)

Banks and savings & loans (1.1%)
Credit Suisse Group                                262,200(b)     8,402,928

Chemicals (0.1%)
Givaudan                                             1,140          652,369

Metals (1.5%)
Xstrata                                            824,590       11,651,608

United Kingdom (13.4%)

Banks and savings & loans (0.6%)
Lloyds TSB Group                                   584,700        4,389,144

Beverages & tobacco (1.5%)
British American Tobacco                           411,600        6,265,673
SABMiller ADR                                      400,000        5,105,803
Total                                                            11,371,476

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP PARTNERS INTERNATIONAL SELECT VALUE FUND   --   PORTFOLIO
         HOLDINGS AS OF JULY 31, 2004

Issuer                                             Shares          Value(a)

United Kingdom (cont.)

Building materials & construction (1.4%)
Persimmon                                          300,000       $3,192,948
RMC Group                                          735,400        8,014,453
Total                                                            11,207,401

Cellular telecommunications (1.0%)
Vodafone Group                                   3,680,800        7,992,574

Energy (2.1%)
BP                                               1,792,000       16,837,351

Engineering & construction (0.7%)
George Wimpey                                      500,000        3,370,941
Taylor Woodrow                                     490,000        2,221,680
Total                                                             5,592,621

Health care products (2.0%)
GlaxoSmithKline                                    618,500       12,579,951
Shire Pharmaceuticals Group                        361,400(b)     3,168,623
Total                                                            15,748,574

Insurance (1.8%)
Aviva                                            1,013,500       10,334,701
Royal & Sun Alliance Insurance Group             2,530,300        3,559,234
Total                                                            13,893,935

Lodging & gaming (0.6%)
InterContinental
  Hotels Group                                     445,932        4,746,126

Paper & packaging (0.2%)
Rexam                                              152,500        1,184,336

Restaurants (0.9%)
Whitebread                                         485,800        7,244,818

Retail -- grocery (0.6%)
Sainsbury (J)                                    1,006,162        4,942,145

Total common stocks
(Cost: $627,537,856)                                           $756,857,182

Total investments in securities
(Cost: $627,537,856)(d)                                        $756,857,182

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $627,538,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $136,608,000
     Unrealized depreciation                                     (7,289,000)
                                                                 ----------
     Net unrealized appreciation                               $129,319,000
                                                               ------------

     As of July 31, 2004, $462,039 was pledged as initial margin deposit on the following open stock index futures contracts:

     Type of security                                             Contracts
     Purchase contracts

     Dow Jones Euro STOXX 50 Futures, Sept. 2004                         40
     Tokyo Price Index Futures, Sept. 2004                              100



                                                              S-6242-80 A (9/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                  AXP(R) PARTNERS INTERNATIONAL SMALL CAP FUND
                               AS OF JULY 31, 2004

Investments in Securities

AXP Partners International Small Cap Fund

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.5%)(c)
Issuer                                             Shares           Value(a)

Australia (5.3%)

Engineering & construction (0.3%)
Multiplex Group                                     72,295         $185,189

Food (0.3%)
AWB                                                 67,724          229,088

Industrial transportation (0.3%)
Adsteam Marine                                     189,775          206,435

Insurance (0.4%)
Promina Group                                      105,770          293,206

Media (1.5%)
APN News & Media                                    84,040          250,072
John Fairfax Holdings                              263,528          697,239
STW Communications Group                            76,596          176,317
Total                                                             1,123,628

Metals (1.2%)
Iluka Resources                                    196,340          620,062
Smorgon Steel Group                                383,908          296,369
Total                                                               916,431

Multi-industry (0.3%)
Mayne Group                                         74,280          185,582

Precious metals (0.5%)
Sons of Gwalia                                     280,090(b)       338,096

Textiles & apparel (0.5%)
Billabong Intl                                      64,460          367,333

Belgium (0.6%)

Electronics
Barco                                                4,800          412,307

Brazil (0.3%)

Paper & packaging
Aracruz Celulose ADR                                 6,140          212,444

Canada (5.0%)

Aerospace & defense (0.7%)
CAE                                                110,790          529,159

Automotive & related (0.5%)
Linamar                                             34,810          348,231

Banks and savings & loans (0.6%)
Laurentian Bank of Canada                           19,940          420,247

Electronics (0.4%)
GSI Lumonics                                        22,140(b)       296,588

Energy equipment & services (0.5%)
Precision Drilling                                   7,970(b)       395,653

Food (0.7%)
North West Co Fund                                  24,350          432,421
Sobeys                                               3,540           77,936
Total                                                               510,357

Media (1.0%)
Quebecor World                                      17,370          383,328
Torstar Cl B                                         7,980          147,836
Transcontinental Cl B                                5,500          108,966
Total                                                               640,130

Real estate investment trust (0.6%)
Legacy Hotels                                       83,500          444,035

China (1.7%)

Electronics (0.4%)
Ngai Lik Industrial Holding                        782,000          303,291

Energy (0.5%)
China Oilfield Services                          1,178,000          351,153

Health care products (--%)
Far East Pharmaceutical
  Technology                                     1,181,200           10,298

Multi-industry (0.3%)
Lerado Group Holding                             1,181,984          210,646

Textiles & apparel (0.5%)
Weiqiao Textile Cl H                               221,500          328,007

Czechoslovakia Federated Republic (0.3%)

Health care products
Zentiva                                              9,300(b)       184,604

Denmark (2.7%)

Beverages & tobacco (0.6%)
Carlsberg Cl B                                       8,127          408,716

Engineering & construction (0.6%)
FLS Inds Cl B                                       29,800(b)       404,787

Food (0.2%)
Danisco                                              2,730          138,619

Multi-industry (0.4%)
ISS                                                  6,440          316,585

Utilities -- electric (0.9%)
Vestas Wind Systems                                 52,933(b)       676,213

Finland (3.0%)

Banks and savings & loans (0.3%)
OKO Bank Cl A                                       17,900          190,231

Computer software & services (0.4%)
TietoEnator                                          9,600          266,600

Health care services (0.8%)
Orion-Yhtyma Cl B                                   23,955          619,172

Machinery (0.8%)
KCI Konecranes Intl                                  5,450          192,629
Metso                                               32,850          425,726
Total                                                               618,355

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   PORTFOLIO HOLDINGS
         AS OF JULY 31, 2004

Issuer                                             Shares           Value(a)

Finland (cont.)

Multi-industry (0.7%)
Amer Group                                           9,540         $494,314

France (4.5%)

Beverages & tobacco (0.9%)
Remy Cointreau                                      20,177          674,096

Computer software & services (0.3%)
GL Trade                                             5,300          191,086

Electronics (0.3%)
Nexans                                               6,700          218,203

Insurance (0.3%)
April Group                                          8,839          189,679

Machinery (0.2%)
ALSTOM                                             316,200(b)       171,061

Media (1.4%)
Havas                                               67,807          335,037
NRJ Group                                           30,503          623,403
Total                                                               958,440

Multi-industry (0.7%)
Bacou-Dalloz                                         5,352          310,771
Cegedim                                              2,754          197,493
Total                                                               508,264

Retail -- general (0.4%)
Galeries Lafayette                                     890          156,535
Marionnaud Parfumeries                               5,800          153,401
Total                                                               309,936

Germany (3.3%)

Building materials & construction (0.5%)
Hochtief                                            16,745          387,318

Electronics (1.3%)
Aixtron                                             23,761(b)       128,545
ELMOS Semiconductor                                 19,610          281,723
Epcos                                               17,300(b)       294,292
Funkwerk                                             4,500          181,124
Total                                                               885,684

Health care products (0.8%)
Celesio                                              4,300          273,982
Schwarz Pharma                                      10,250          332,708
Total                                                               606,690

Multi-industry (0.7%)
Jenoptik                                            57,228(b)       515,996

Greece (1.2%)

Banks and savings & loans (0.4%)
Bank of Piraeus                                     24,675          268,759

Building materials & construction (0.8%)
Aktor Technical                                     83,482          343,239
Titan Cement                                        10,600          244,162
Total                                                               587,401

Hong Kong (6.4%)

Banks and savings & loans (0.7%)
Dah Sing Financial Group                            45,600          280,630
Wing Hang Bank                                      19,500          117,256
Wing Lung Bank                                      17,400          124,929
Total                                                               522,815

Electronics (0.8%)
ASM Pacific Technology                              96,500          336,530
Techtronic Inds                                    176,000          261,757
Total                                                               598,287

Health care products (0.8%)
China Pharmaceutical                               687,714          187,368
Moulin Intl Holdings                               686,000          404,584
Total                                                               591,952

Media (0.5%)
Asia Satellite Telecommunications
  Holdings                                         109,500          194,443
i-CABLE Communications                             561,000          194,202
Total                                                               388,645

Multi-industry (1.5%)
Beijing Capital Intl Airport                     1,106,000          361,596
First Pacific                                      934,000(b)       239,499
Hopewell Holdings                                  153,000          303,073
Li & Fung                                          116,000          160,624
Total                                                             1,064,792

Real estate investment trust (0.1%)
Hang Lung Group                                     46,000           65,760

Retail -- general (0.6%)
Giordano Intl                                      710,000          430,118

Textiles & apparel (0.9%)
Fountain Set                                       484,000          335,094
Texwinca Holdings                                  352,823          309,867
Total                                                               644,961

Utilities -- electric (0.5%)
China Resources Power
  Holdings                                         642,000(b)       329,248

India (1.1%)

Automotive & related (0.5%)
Tata Motors GDR                                     41,840          382,418

Building materials & construction (0.2%)
Gujarat Ambuja
  Cements GDR                                       21,060          125,096

Computer software & services (0.4%)
Satyam Computer Services                            13,910          273,332

Indonesia (0.3%)

Telecom equipment & services
Indonesian Satellite                               404,000          182,370

Israel (0.6%)

Electronics
Orbotech                                            23,790(b)       404,882

Italy (3.1%)

Automotive & related (0.4%)
Brembo                                              42,100          289,504

Banks and savings & loans (0.5%)
Banca Popolare di Milano                            31,800          195,356
Banco Popolare di Verona e Novara                    9,960          165,958
Total                                                               361,314

Engineering & construction (0.4%)
Permasteelisa                                       15,600          262,373

Health care products (0.6%)
Amplifon                                             3,068          105,487
Recordati                                            2,793           55,235
Sorin                                              102,988(b)       291,578
Total                                                               452,300

Media (0.4%)
Caltagirone Editore                                 37,950          291,990

Textiles & apparel (0.6%)
Tod's                                               13,220          470,435

Utilities -- electric (0.2%)
Hera                                                68,000(b)       141,836

Japan (16.6%)

Airlines (0.6%)
Japan Airport Terminal                              43,000          430,890

Banks and savings & loans (3.5%)
77 Bank                                            115,000          726,186
Aichi Bank                                           4,800          317,352
Joyo Bank                                          112,000          456,382
Sapporo Hokuyo Holdings                                 29          179,473
Shiga Bank                                          75,000          371,053
Suruga Bank                                         65,000          450,211
Total                                                             2,500,657

Beverages & tobacco (0.2%)
Coca-Cola West Japan                                 5,700          149,204

Chemicals (2.0%)
Fujimi                                               9,200          212,683
Showa Denko KK                                      61,000          136,629
Taiyo Ink Mfg                                       14,100          471,818
Takasago Intl                                       38,000          178,429
Tokyo Ohka Kogyo                                    24,900          436,764
Total                                                             1,436,323

Computer software & services (1.5%)
Ines                                                19,800          203,931
Meitec                                               8,000          280,651
NEC Soft                                            14,600          354,591
OBIC                                                 1,200          232,077
Total                                                             1,071,250

Electronics (1.2%)
Futaba                                              12,700          332,436
Hitachi Medical                                     15,000          228,434
Hosiden                                             26,300          304,472
Total                                                               865,342

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   PORTFOLIO HOLDINGS
         AS OF JULY 31, 2004

Issuer                                             Shares           Value(a)

Japan (cont.)

Financial services (0.2%)
Japan Securities Finance                            30,000         $163,263

Food (0.1%)
Kikkoman                                            11,000           94,990

Health care products (2.8%)
Kissei Pharmaceutical                                8,000          166,592
Kobayashi Pharmaceutical                            24,000          643,339
Mochida Pharmaceutical                              50,000          307,187
Nippon Shinyaku                                     46,000          313,232
Ono Pharmaceutical                                   3,000          142,215
Tanabe Seiyaku                                      31,600          262,646
Towa Pharmaceutical                                 10,000          214,087
Total                                                             2,049,298

Home building (0.5%)
PanaHome                                            64,000          336,782

Household products (0.7%)
Milbon                                              10,100          290,725
Sangetsu                                             6,600          161,186
Toto                                                 9,000           87,677
Total                                                               539,588

Leisure time & entertainment (0.4%)
Avex                                                15,000          257,444

Machinery (0.4%)
THK                                                 17,000          274,031

Media (0.2%)
Asatsu-DK                                            6,400          169,542

Multi-industry (1.4%)
Bellsystem24                                           650          121,674
Hokuto                                              17,600          290,510
Sohgo Security Services                             32,400          386,749
Tokyo Individualized
  Educational Institute                             15,280          197,786
Total                                                               996,719

Paper & packaging (0.5%)
Toppan Forms                                        28,900          372,266

Retail -- drugstores (0.2%)
Tsuruha                                              5,800          165,908

Retail -- general (0.2%)
Kose                                                 4,790          175,796

Luxembourg (0.2%)

Multi-industry
Thiel Logistik                                      26,750(b)       160,151

Mexico (1.0%)

Beverages & tobacco (0.2%)
Grupo Continental                                  102,080          160,920

Household products (0.5%)
Kimberly-Clark de
  Mexico Cl A                                      137,100          368,940

Multi-industry (0.3%)
Grupo Aeroportuario
  del Sureste ADR                                    9,780          208,314

Netherlands (5.1%)

Building materials & construction (0.3%)
AM NV                                               26,700          236,568

Computer software & services (0.4%)
Unit 4 Agresso                                      19,100(b)       254,190

Health care products (0.6%)
OPG Groep                                            8,400          435,750

Machinery (0.4%)
IHC Caland                                           6,200          263,114

Multi-industry (2.0%)
Aalberts Inds                                       16,593          520,645
Arcadis                                             12,480          170,139
Imtech                                              17,385          470,255
Vedior                                              22,450          329,271
Total                                                             1,490,310

Retail -- grocery (0.4%)
Laurus                                             220,307(b)       275,447

Telecom equipment & services (0.4%)
Draka Holding                                       21,403(b)       286,383

Utilities -- telephone (0.6%)
Equant                                              90,418(b)       429,367

New Zealand (1.3%)

Airlines (0.2%)
Air New Zealand                                    677,258(b)       176,435

Health care products (0.1%)
Fisher & Paykel Healthcare                          10,470           89,944

Paper & packaging (0.5%)
Carter Holt Harvey                                 250,331          351,523

Retail -- general (0.5%)
Warehouse Group                                    117,733          332,145

Norway (0.7%)

Energy equipment & services
Prosafe ASA                                         23,410          520,764

Papua New Guinea (0.3%)

Energy equipment & services
Oil Search                                         202,065          191,442

Philippine Islands (0.2%)

Utilities -- telephone
Philippine Long Distance
  Telephone                                          6,680(b)       149,267

Singapore (2.0%)

Electronics (--%)
Huan Hsin Holdings                                  20,000            9,662

Food (0.5%)
Want Want Holdings                                 400,930          412,958

Health care products (0.6%)
Osim Intl                                          674,800          400,615

Media (0.5%)
SembCorp Logistics                                 295,000          379,460

Telecom equipment & services (0.4%)
MobileOne                                          308,000          277,865

South Korea (4.6%)

Automotive & related (0.6%)
Halla Climate Control                               51,660          397,724

Banks and savings & loans (2.1%)
Daegu Bank                                          92,300          489,530
Daewoo Securities                                  104,320(b)       274,855
Korea Exchange Bank                                 56,870(b)       303,566
Pusan Bank                                          83,270          453,034
Total                                                             1,520,985

Cellular telecommunications (0.1%)
Pantech                                             25,130(b)       100,606

Electronics (0.4%)
Daeduck Electronics                                 43,850          311,339

Financial services (0.3%)
Samsung Securities                                  15,700          245,774

Household products (0.6%)
LG Household & Health Care                          16,494          401,415

Media (0.2%)
Cheil Communications                                   870          110,890

Paper & packaging (0.3%)
Hansol Paper                                        32,750          218,520

Spain (2.0%)

Engineering & construction (0.2%)
ACS, Actividades de
  Construccion y Servicios                           9,984          166,478

Industrial transportation (0.7%)
Transportes Azkar                                   68,735          503,237

Lodging & gaming (0.7%)
Sol Melia                                           58,890          495,583

Multi-industry (0.4%)
Prosegur, Compania
  de Seguridad                                      18,500          290,686

Sweden (2.5%)

Computer software & services (0.4%)
Teleca AB Cl B                                      55,800(b)       267,633

Financial services (0.7%)
D. Carnegie & Co                                    24,100          197,101
Kungsleden                                          10,630          277,091
Total                                                               474,192

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   PORTFOLIO HOLDINGS
         AS OF JULY 31, 2004

Issuer                                             Shares           Value(a)

Sweden (cont.)

Health care products (0.1%)
Medivir AB Cl B                                      6,960(b)       $90,712

Media (0.7%)
Enrio                                               46,820          361,557
Modern Times Group Cl B                             11,180(b)       188,699
Total                                                               550,256

Multi-industry (0.6%)
Observer                                           126,560          425,573

Switzerland (3.4%)

Banks and savings & loans (0.4%)
Vontobel Holding                                    13,660          261,277

Chemicals (0.6%)
Gurit-Heberlein                                        540          442,658

Electronics (0.4%)
Micronas Semiconductor                               6,110(b)       253,768

Food (0.3%)
Lindt & Spruengli                                      190          207,666

Health care products (0.5%)
Bachem Holding Cl B                                  4,180          231,696
Tecan Group                                          4,611          156,592
Total                                                               388,288

Insurance (0.7%)
Baloise Holding                                      9,293          363,841
Helvetia Patria Holding                              1,299          203,840
Total                                                               567,681

Leisure time & entertainment (0.2%)
Kuoni Reisen Holding                                   320          130,658

Machinery (0.3%)
SIG Holding                                          1,190          221,110

Taiwan (0.4%)

Computer hardware (0.2%)
Compal Electronics                                 151,250          150,218

Furniture & appliances (0.2%)
Taiwan Fu Hsing Industrial                         147,000          129,200

Thailand (0.3%)

Energy equipment & services
PTT Public                                          58,800          218,042

United Kingdom (12.5%)

Airlines (0.5%)
easyJet                                            140,900(b)       379,716

Building materials & construction (1.3%)
Novar                                              427,958          903,951

Chemicals (0.3%)
Yule Catto                                          37,694          193,556

Computer software & services (1.1%)
Misys                                              168,050          561,514
SurfControl                                         19,874(b)       197,771
Total                                                               759,285

Energy equipment & services (1.0%)
Expro Intl Group                                    20,900          110,936
John Wood Group                                    213,260          458,223
Tullow Oil                                          84,800          182,206
Total                                                               751,365

Financial services (0.3%)
London Stock Exchange                               28,487          184,664

Food (0.9%)
Geest                                               63,370          624,262

Health care products (0.5%)
Bespak                                              13,656          119,855
Cambridge Antibody Technology Group                 28,400(b)       255,982
Total                                                               375,837

Industrial services (0.6%)
PHS Group                                          172,781          235,963
VT Group                                            46,513          222,749
Total                                                               458,712

Industrial transportation (1.2%)
Avis Europe                                        280,220          488,567
FirstGroup                                          72,100          374,496
Total                                                               863,063

Insurance (1.2%)
Hiscox                                              95,500          299,101
Homeserve                                           23,244          254,373
Jardine Lloyd Thompson Group                        38,200          311,622
Total                                                               865,096

Machinery (0.9%)
Bodycote Intl                                      236,845          638,281

Media (0.2%)
Capital Radio                                       17,600          138,126

Miscellaneous (0.4%)
South Staffordshire                                 18,386          254,441

Multi-industry (1.9%)
Aggreko                                            117,800          331,942
Brambles Inds                                       41,050          159,026
De La Rue                                           68,900          409,000
Kidde                                              265,180          574,611
Total                                                             1,474,579

Textiles & apparel (0.2%)
Burberry Group                                      22,300          152,273

Total common stocks
(Cost: $63,854,697)                                             $66,792,974

Preferred stock & other (0.2%)(c)
Issuer                                             Shares           Value(a)

Germany (0.2%)
Hugo Boss                                            7,310         $170,577
France (--%)

Alstom
  Rights                                           316,200 (b)        3,801
Total preferred stock & other

(Cost: $212,595)                                                   $174,378
Total investments in securities

(Cost: $64,067,292)(d)                                          $66,967,352
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $64,067,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 5,908,000
     Unrealized depreciation                                     (3,008,000)
                                                                 ----------
     Net unrealized appreciation                                $ 2,900,000
                                                                -----------





                                                              S-6258-80 A (9/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Partners International Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 29, 2004